Taxation (Tables)	12 Months Ended
Jul. 31, 2018
Major components of tax expense (income) [abstract]
Disclosure of Information About Income Reconciliation of Effective Tax Rate

Reconciliation of effective tax rate:

Year ended July 31,	2018	2017	2016
Income (loss) for the year	$(234,467)	$(199,953)	$92,549
Income tax expense	–	–	–
Income (loss) net of income tax	$(234,467)	$(199,953)	$92,549

Income tax expense (recovery) using the Company’s domestic tax rate	$(62,000)	$(52,000)	$24,000
Non-deductible (deductible) expenses and other	(2,000)	1,000	(2,000)
Change in deferred tax rates	(92,000)	–	–
Differences in statutory tax rates	(1,000)	–	–
Changes in unrecognized temporary differences	157,000	51,000	(22,000)
Total	$–	$–	$–

Disclosure of Information About Provision for Deferred Tax Assets

As at July 31, 2018, the Company had the following balances in respect of which no deferred tax assets had been recognized:

Expiry:	Tax losses	Resource pools	Equipment and other
Within one year	$–	$–	$–
One to five years	–	–	–
After five years	5,718,000	–	82,000
No expiry date	–	4,347,000	114,000
Total	$5,718,000	$4,347,000	$196,000